Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Concentrates	$ 1,929	$ 2,327
In-circuit work in progress	886
Ore on leach pads	1,515
Ore stockpiles	526	607
Spare parts and supplies	5,153	5,135
Inventories	10,009	8,069
Long-term ore on leach pads	6,505
Long-term ore stockpiles	1,395	1,339
Long-term ore	7,900	1,339
Gross inventories	$ 17,909	$ 9,408